Property, Plant and Equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	R$ 20,247,087	R$ 19,319,495
Property, plant and equipment, Accumulated depreciation	(9,421,666)	(9,250,027)
Property, plant and equipment, net	10,825,421	10,069,468
In Service [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	19,846,369	18,930,798
Property, plant and equipment, Accumulated depreciation	(9,421,666)	(9,250,027)
Property, plant and equipment, net	10,424,703	9,680,771
In Service [Member] | Reservoirs Dams And Aqueducts [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	8,201,193	8,200,744
Property, plant and equipment, Accumulated depreciation	(5,068,855)	(4,925,970)
Property, plant and equipment, net	3,132,338	3,274,774
In Service [Member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	9,790,697	8,951,061
Property, plant and equipment, Accumulated depreciation	(3,087,977)	(3,060,695)
Property, plant and equipment, net	6,702,720	5,890,366
In Service [Member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	2,009,061	2,001,801
Property, plant and equipment, Accumulated depreciation	(1,176,398)	(1,160,549)
Property, plant and equipment, net	832,663	841,252
In Service [Member] | Land [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	499,020	510,681
Property, plant and equipment, Accumulated depreciation	(69,256)	(59,157)
Property, plant and equipment, net	429,764	451,524
In Service [Member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	13,056	35,457
Property, plant and equipment, Accumulated depreciation	(11,120)	(33,115)
Property, plant and equipment, net	1,936	2,342
In Service [Member] | Furniture And Tools [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	14,296	17,007
Property, plant and equipment, Accumulated depreciation	(8,570)	(10,871)
Property, plant and equipment, net	5,726	6,136
In Service [Member] | Provision For Impairment [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	(674,077)	(785,205)
Property, plant and equipment, net	(674,077)	(785,205)
In Service [Member] | Special Obligations [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	(6,877)	(748)
Property, plant and equipment, Accumulated depreciation	510	330
Property, plant and equipment, net	(6,367)	(418)
In Progress [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	400,718	388,697
Property, plant and equipment, net	400,718	388,697
In Progress [Member] | Provision For Impairment [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	(14,879)	(186,383)
Property, plant and equipment, net	(14,879)	(186,383)
In Progress [Member] | Cost [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	415,597	575,080
Property, plant and equipment, net	R$ 415,597	R$ 575,080